Organization, Nature and Continuance of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 1. Organization, Nature and Continuance of Operations

RenovaCare, Inc., together with its wholly owned subsidiary (the "Company"), focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient's own cells) cellular therapies that can be used for medical and aesthetic applications.

On July 12, 2013, the Company, through its wholly owned subsidiary, RenovaCare Sciences Corp. ("RenovaCare Sciences"), completed the acquisition of its flagship technologies (collectively, the "CellMist™ System") along with the associated United States patent applications and two foreign patents, the first of which expires on August 22, 2027 and the second of which expires on April 26, 2031. The Cell Mist™ System is comprised of (a) a treatment methodology for cell isolation for the regeneration of human skin cells (the "CellMist™ Solution") and (b) a solution sprayer device (the "SkinGun™") for delivering the cells to the treatment area. The solution sprayer device also is a medical-grade liquid spraying device for general use in wound care and irrigation. Based on these technologies the Company has recently filed two additional patent applications, one with the United States Patent and Trademark Office titled "Modular Device for Cell Spraying" and one with the European Patent Office titled "Disposable Apparatus and Device with Unsterile Reusable Apparatus for Sterile Application of a Liquid."

The Company has recently incurred net operating losses and operating cash flow deficits. As of September 30, 2016, the Company's accumulated deficit is $10,584,575. The Company does not currently generate revenues and will continue to incur losses from operations and operating cash flow deficits in the future. Management believes that the Company's cash and cash equivalent balances and other external sources of capital will be sufficient to meet the Company's cash requirements through January 2017. The future of the Company after January 2017 will depend on its ability to successfully raise capital from external sources to fund operations. If the Company is unable to obtain adequate funds, or if such funds are not available to it on acceptable terms, the Company's ability to continue its business as planned will be significantly impaired and it may cause the Company to curtail operations.

RenovaCare, Inc., together with its wholly owned subsidiary (the "Company"), focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient's own cells) cellular therapies that can be used for medical and aesthetic applications. The Company was previously involved in the exploration and development of both mineral exploration properties and oil and gas properties. The Company sold its oil and gas properties on February 18 and 19, 2013 and sold its subsidiary which controlled various mineral leases and mining claims on December 31, 2013.

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences Corp. ("RenovaCare Sciences"), a Nevada corporation formerly known as Janus Acquisition Corp., entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach's rights, title and interest to a treatment methodology for cell isolation for the regeneration of human skin cells, along with a medical-grade liquid spraying device and associated equipment (the "SkinGunTM"), along with the associated US and foreign patents and patent applications. The development of the SkinGunTM is in the early stages and the Company anticipates that significant time and financial resources will be required to further develop the technology and determine whether a commercially viable product can be developed.

On December 31, 2013, the Company entered into a stock purchase agreement with Duke Mountain Resources, Inc. ("Duke"), a Nevada corporation, pursuant to which the Company sold to Duke 100% of the issued and outstanding shares of Fostung Resources Ltd. ("Fostung Resources"), a corporation organized under the laws of Ontario, Canada and a wholly owned subsidiary of ours, for a promissory note in the amount of $80,000, which amount approximated the fair value of the leases and mining claims controlled by Fostung Resources, as concluded by an independent third-party geological consultant. During 2014 management determined that collection of any portion of the principal outstanding under the promissory note from Duke was no longer probable. As a result, the Company wrote off the balance of principal due under the note amounting to $83,200, including interest receivable of $3,200, during the year ended December 31, 2014.

The Company has recently incurred net operating losses and operating cash flow deficits. The Company's total accumulated deficit is $9.0 million as of December 31, 2015. The Company does not currently generate revenues and will continue to incur losses from operations and operating cash flow deficits in the future. Management believes that the Company's cash and cash equivalent balances, and other external sources of capital will be sufficient to meet our cash requirements through June 30, 2016. The future of the Company after June 2016 will depend in large part on its ability to successfully raise capital from external sources to fund operations.

The matters described above raise substantial doubt about the Company's ability to continue as a going concern.The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.